INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Provision for income taxes	$ 18,509	$ 14,925
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Deferred tax assets	$ 0	$ 0
ZDSE, JEMT, HHMT and SJMC [Member]
Income tax preferential tax rate	2.50%	10.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	2.50%
ZDSE [Member]
Income tax preferential tax rate	5.00%	5.00%
CAYMAN ISLANDS
Provision for income taxes	$ 0	$ 0
SEYCHELLES
Provision for income taxes	0	0
HONG KONG
Provision for income taxes	$ 0	$ 0
Income tax rate	16.50%
CHINA
Income tax rate	25.00%